Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5. Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Machinery and equipment	$6,037	$5,655
Leasehold improvements	436	2,650
Furniture and fixtures	579	353

	7,052	8,658
Less: Accumulated depreciation and amortization	(3,202)	(3,495)
	$3,850	$5,163

Depreciation and amortization expense was $0.3 million and $0.4 million for the three months ended September 30, 2020 and 2019, respectively. Depreciation and amortization expense was $1.0 million for each of the nine months ended September 30, 2020 and 2019.
In February 2020, as a result of the termination of the 2016 Lease (see Note 11), the Company removed from the consolidated balance sheet leasehold improvements with a cost of $2.7 million and accumulated depreciation related to those leasehold improvements of $1.3 million. The resulting $1.4 million loss was recognized as a component of the $0.1 million net loss recognized by the Company upon termination of the 2016 Lease (see Note 11).

5. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019

Machinery and equipment	$3,748	$5,655
Leasehold improvements	2,650	2,650
Furniture and fixtures	234	353
Construction-in-progress	22	—

	6,654	8,658
Less: Accumulated depreciation and amortization	(2,225)	(3,495)

	$4,429	$5,163

Depreciation and amortization expense was $1.1 million and $1.4 million for the years ended December 31, 2018 and 2019, respectively.